First Trust Nasdaq BuyWrite Income ETF Investment Strategy - First Trust Nasdaq BuyWrite Income ETF	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will pursue its investment objective by investing primarily in equity securities listed on U.S. exchanges and by utilizing a buy-write “option strategy” consisting of writing (selling) U.S. exchange-traded call options on the Nasdaq-100 Index®. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the components of the Nasdaq Composite® Index. The Fund will employ an option strategy in which it will write U.S. exchange-traded call options on the Nasdaq-100 Index® in order to seek additional cash flow in the form of premiums on the options. A premium is the income received by an investor who sells an option contract to another party. In exchange for the premiums received in connection with its written U.S. exchange-traded call options on the Nasdaq-100 Index®, the Fund forfeits any upside potential of the Nasdaq-100 Index® above the strike price of the written call options. It is expected that the Fund will distribute premiums to shareholders on a monthly basis. The premiums received from the sale of call options are expected to be the Fund’s primary source of income. The Fund does not target a specific income level, but seeks to provide investors with current income primarily from options premiums through writing calls with a notional value of 50-100% of the Fund’s assets. The equity securities in which the Fund will invest and the options which the Fund will write will be limited to U.S. exchange-traded securities and options. However, at certain times, certain of the securities held by the Fund may not trade on an exchange for a period of time due to a corporate action or other unforeseen event. The equity securities held by the Fund will be selected by the portfolio managers based on a number of factors, including trading liquidity, market capitalization, price level, sector classification, and contribution to risk and return. The selected portfolio of equity securities will seek to provide a return reasonably correlated to the Nasdaq-100 Index® over the course of a full market cycle. The equity securities held by the Fund may include non-U.S. securities that are either directly listed on a U.S. securities exchange or in the form of depositary receipts. The constituents and individual security weighting of the equity portfolio will be actively managed by the portfolio managers in order to seek to achieve the investment objective and strategy described above. Depending on market volatility, the Fund may engage in active trading, which may result in turnover of the Fund’s portfolio greater than 100% annually. The Fund may invest in real estate investment trusts ("REITs") and securities with various market capitalizations. The option portion of the portfolio will generally consist of U.S. exchange-traded calls on the Nasdaq-100 Index® that are written by the Fund. The call options that the Fund will write (sell) on the Nasdaq-100 Index® will technically be “uncovered.” A written (sold) call option is “covered” when an investor (such as the Fund) owns the security serving as the reference asset for the call option and is “uncovered” when an investor (such as the Fund) does not own the security serving as the reference asset. While the potential losses on uncovered call options are theoretically unlimited, the Fund may hold individual stocks comprising the Nasdaq-100 Index® that will serve to hedge the risk associated with the Fund’s sale of options referencing the Nasdaq-100 Index®. A call option will give the purchaser the right to buy the Nasdaq-100 Index® at a predetermined strike price (the price of the Nasdaq-100 Index® at which the holder of the option may exercise his or her right to buy) from the Fund. The call options written by the Fund will have expirations of less than one year, and will be typically written at-the-money to out-of-the-money. An at-the-money call option has a strike price that is approximately equal to the price of the Nasdaq-100 Index® at the time the call option is sold. An out-of-the-money call option has a strike price that is greater than the price of the Nasdaq-100 Index® at the time the call option is sold. It is expected that the call options sold by the Fund will be cash settled. The call options written by the Fund will generally have a notional value of 50-100% of the Fund’s assets. In addition to selling call options on the Nasdaq-100 Index®, the Fund may both sell a call and buy offsetting calls with a higher strike price on the Nasdaq-100 Index® in order to retain some upside performance in certain market conditions. When the Fund buys a call option on the Nasdaq-100 Index®, the Fund will have the right to buy the Nasdaq-100 Index® at a predetermined strike price from the seller of the call. Any call options bought by the Fund will have expirations of less than one year, and will be typically bought at-the-money to out-of-the-money. As of March 31, 2026, the Fund had significant investments in information technology companies, although this may change from time to time. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.
Strategy Portfolio Concentration [Text]	As of March 31, 2026, the Fund had significant investments in information technology companies, although this may change from time to time.